GENERAL INFORMATION (Financial Position) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,830	$ 1,990	$ 5,486	$ 4,732
Accumulated deficit	$ 48,427	$ 38,847	$ 48,427	$ 38,847	$ 42,941